Related Parties (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 30, 2018	Jan. 18, 2018	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Number of stock sold		10,057
Number of stock sold, value		$ 300,000
Alpha Capital Anstalt [Member]
General and administrative expenses	$ 167,858
Number of stock sold				299,043
Number of stock sold, value				$ 1,235,000
Stock offering expenses				$ 15,000
Shares issued upon exercise of warrants				277,778
Proceeds from exercise of warrants				$ 16,667
Consulting Agreement [Member]
General and administrative expenses				30,400	$ 147,754
Accounts payable			$ 0	$ 0